Oil and Gas Producing Activities - Costs Incurred Related to Oil and Gas Property Acquisition Exploration and Development Activities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property Acquisitions:
Unproved property acquisitions	$ 12,972	$ 91,960	$ 130,113
Proved property acquisitions		2,400	6,471
Development costs	221,265	440,848	341,970
Exploration costs	12,265	52,080	439
Costs incurred, acquisition of oil and gas properties, total	$ 246,502	$ 587,288	$ 478,993